Assets Held for Sale - Details of Assets Held For Sale and Related Liabilities (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets and liabilities held for sale [Line Items]
Gain loss on disposal of land held for sale	₩ 12,016	₩ 15,548	₩ 49,367
Investments in joint ventures	2,311,373	2,143,416
Assets held for sale and related liabilities [member]
Assets and liabilities held for sale [Line Items]
Investments in joint ventures	13,044
Assets held for sale and related liabilities [member] | Parent [member]
Assets and liabilities held for sale [Line Items]
Impairment loss on assets held for sale	25,767	₩ 5,030
Assets held for sale and related liabilities [member] | Parent [member] | Emission Rights [Member]
Assets and liabilities held for sale [Line Items]
Gain loss on emission rights held for sale	1,316
Assets held for sale and related liabilities [member] | Subsidiaries [member]
Assets and liabilities held for sale [Line Items]
Investments in joint ventures	13,044
Assets held for sale and related liabilities [member] | Subsidiaries [member] | Tangible And Intangible Assets [Member] | HUME COAL PTY LTD [Member]
Assets and liabilities held for sale [Line Items]
Non current assets classified as held for sale	33,972
Assets held for sale and related liabilities [member] | Subsidiaries [member] | POSCO(Guangdong) Automotive Steel Co, Ltd [member]
Assets and liabilities held for sale [Line Items]
Investments in joint ventures	13,044
Assets held for sale and related liabilities [member] | Land [member] | Parent [member] | Yanghak Neighbourhood Park Reserve Development Area [Member]
Assets and liabilities held for sale [Line Items]
Gain loss on disposal of land held for sale	₩ 43,760